Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 11 – SUBSEQUENT EVENT In October of 2011, the Company entered into a bond agreement for an additional €25,000 (approximately $34,000).